PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Reconciliation of net liabilities (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of assets and liabilities:
Present value of DB plan obligations	R$ 3,324,512	R$ 2,912,227
Fair value of plan assets	3,762,994	3,311,739
Net liabilities (assets)	(438,482)	(399,512)
Net liabilities (assets)	668,481	522,105	R$ 318,629
Noncurrent assets	(10,997)	(9,833)
Current liabilities	19,667	16,935
Noncurrent liabilities	659,811	515,003
Post-retirement pension plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	2,011,355	1,861,651
Fair value of plan assets	2,999,669	2,585,679
Net liabilities (assets)	(988,314)	(724,028)
Net liabilities (assets)	68,368	67,148	54,026
Noncurrent assets	(10,997)	(9,833)
Current liabilities	8,114	7,914
Noncurrent liabilities	71,251	69,068
Post-retirement health plans
Reconciliation of assets and liabilities:
Present value of DB plan obligations	1,313,157	1,050,576
Fair value of plan assets	763,325	726,060
Net liabilities (assets)	549,832	324,516
Net liabilities (assets)	600,113	454,957	264,603
Current liabilities	11,553	9,021
Noncurrent liabilities	588,560	445,935
Asset Limitation
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,106,963	921,617	1,158,707
Asset Limitation | Post-retirement pension plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	1,056,682	791,177	993,754
Asset Limitation | Post-retirement health plans
Reconciliation of assets and liabilities:
Net liabilities (assets)	R$ 50,281	R$ 130,440	R$ 164,953